Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

	2021			2020

	Fair value through P&L	Fair value through OCI	Total £m	Fair value through P&L	Fair value through OCI	Total £m

1 January	255	9	264	127	8	135

Difference on exchange	3	1	4	(23)	–	(23)

Additions	327	18	345	247	1	248

Disposals	(98)	–	(98)	(111)	–	(111)

Provisions	(24)	–	(24)	–	–	–

Fair value movements	6	9	15	15	–	15

31 December	469	37	506	255	9	264

Current	456	–	456	242	–	242

Non-current	13	37	50	13	9	22

	469	37	506	255	9	264

Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements
Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2021 £m	2020 £m

Cash outflow from investments held at fair value	345	248

Cash outflow from loans and other receivables	24	95

Cash outflows from investments per cash flow statement	369	343

Cash inflow from investments held at fair value	(98)	(111)

Cash inflow from loans and other receivables	(43)	(73)

Cash inflows from investments per cash flow statement	(141)	(184)